COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Rental of Premises [Member]
Property Subject to or Available for Operating Lease [Line Items]
2018	$ 5,271
2019	5,238
2020	4,220
2021	1,437
2022	938
Total	17,104
Lease of Motor Vehicles [Member]
Property Subject to or Available for Operating Lease [Line Items]
2018	375
2019	256
2020	79
2021
2022
Total	$ 710